Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	$ 597,826	$ 609,180
Zhentao Jiang [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	712,485	607,349
Wenjie Tang [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	(116,610)
Guofu Zhang [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties		1,831
Yufeng Mi [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	$ 1,951